Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of classes of share capital
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2024, 2025 and 2026. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2024	2025* 1	2026
Balance at beginning of the fiscal year	1,261,081,781	1,261,231,889	6,149,810,645

Issuance of new shares	150,108	-	-

Decrease by cancellation of treasury stock* 2	-	(105,899,600)	-

Increase by stock split	-	4,994,478,356	-

Balance at end of the fiscal year	1,261,231,889	6,149,810,645	6,149,810,645

*1	As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*2
Included in the number of shares that were decreased by cancellation of treasury stock for the fiscal year ended March 31, 2025 were 12,612,300 shares (before the stock split) cancelled on April 10, 2024 and 93,287,300 shares (after the stock split) cancelled on December 3, 2024.

Summary of dividends paid
Dividends paid for the fiscal years ended March 31, 2025 and 2026 are as follows:
For the fiscal year ended March 31, 2025

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)		Record date	Effective date
Board of Directors May 14, 2024	Common stock	54,965	Retained earnings	45.00	*	March 31, 2024	June 10, 2024
Board of Directors November 7, 2024	Common stock	60,347	Retained earnings	50.00	*	September 30, 2024	December 5, 2024
* As of October 1, 2024, Sony Group Corporation conducted a
five-for-one
stock split of its common stock. The dividend per share amount is the amount prior to the stock split.

For the fiscal year ended March 31, 2026

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors May 14, 2025	Common stock	60,250	Retained earnings	10.00	March 31, 2025	June 2, 2025
Board of Directors November 11 , 2025	Common stock	74,714	Retained earnings	12.50	September 30, 2025	December 5, 2025
Dividends whose record date falls in the fiscal year ended March 31, 2026, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors May 8, 2026	Common stock	73,846	Retained earnings	12.50	March 31, 2026	June 1, 2026

Summary Of Changes In Accumulated Other Comprehensive Income By Item Explanatory
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Balance at April 1, 2023	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2024
Changes in equity instruments measured at fair value through other comprehensive income*	(9,152)	(53,814)	(12,326)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income*	39,845	(704,636)	-	(664,791)
Cash flow hedges	18,413	1,352	-	19,765
Remeasurement of defined benefit pension plans*	-	25,875	(25,875)	-
Exchange differences on translating foreign operations	513,203	439,490	-	952,693
Insurance finance income (expenses)*	(1,183,634)	563,396	-	(620,238)
Share of other comprehensive income of investments accounted for using the equity method	6,563	5,348	(20)	11,891
Other*	192	(283)	-	(91)

Total	(614,570)	276,728	(38,221)	(376,063)

	Yen in millions
	Balance at April 1, 2024	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2025
Changes in equity instruments measured at fair value through other comprehensive income*	(75,292)	(12,531)	29,508	(58,315)
Changes in debt instruments measured at fair value through other comprehensive income*	(664,791)	(681,515)	-	(1,346,306)
Cash flow hedges	19,765	(4,295)	-	15,470
Remeasurement of defined benefit pension plans*	-	10,583	(10,583)	-
Exchange differences on translating foreign operations	952,693	(79,179)	-	873,514
Insurance finance income (expenses)*	(620,238)	568,291	(8,738)	(60,685)
Share of other comprehensive income of investments accounted for using the equity method	11,891	(1,248)	(1)	10,642
Other*	(91)	(676)	-	(767)

Total	(376,063)	(200,570)	10,186	(566,447)

	Yen in millions
	Balance at April 1, 2025	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Transfer to held for distribution to owners	Balance at March 31, 2026
Changes in equity instruments measured at fair value through other comprehensive income*	(58,315)	(21,201)	(91)	-	4,747	(74,860)

Changes in debt instruments measured at fair value through other comprehensive income*	(1,346,306)	(262,844)	-	-	1,609,300	150

Cash flow hedges	15,470	(3,384)	-	-	-	12,086

Remeasurement of defined benefit pension plans*	-	38,184	(38,184)	-	-	-

Exchange differences on translating foreign operations	873,514	423,701	-	5,207	-	1,302,422

Insurance finance income (expenses)*	(60,685)	228,593	-	-	(167,908)	-

Share of other comprehensive income of investments accounted for using the equity method	10,642	(21,039)	(30)	-	-	(10,427)

Other*	(767)	(206)	-	-	973	-

Total	(566,447)	381,804	(38,305)	5,207	1,447,112	1,229,371

*	Some or all of the amounts are included in other comprehensive income from discontinued operations. For further information on discontinued operations, refer to Note 33.

Summary of analysis of other comprehensive income by item
Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2024	2025	2026
Items that will not be reclassified to profit or loss

Changes in equity instruments measured at fair value through other comprehensive income

Amount incurred during the year	(72,245)	(15,131)	(27,915)

Total before tax	(72,245)	(15,131)	(27,915)

Tax expense or (benefit)	17,418	3,598	6,514

Net of tax	(54,827)	(11,533)	(21,401)

Remeasurement of defined benefit pension plans

Amount incurred during the year	38,875	15,865	51,235

Total before tax	38,875	15,865	51,235

Tax expense or (benefit)	(11,831)	(4,838)	(13,014)

Net of tax	27,044	11,027	38,221

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	704	(1,287)	297

Total before tax	704	(1,287)	297

Tax expense or (benefit)	(91)	376	(54)

Net of tax	613	(911)	243

Other comprehensive income from discontinued operations

Amount incurred during the year	(243)	(2,208)	1,239

Total before tax	(243)	(2,208)	1,239

Tax expense or (benefit)	87	766	(382)

Net of tax	(156)	(1,442)	857

Total	(27,326)	(2,859)	17,920

Items that may be reclassified subsequently to profit or loss

Cash flow hedges

Amount incurred during the year	(15,032)	(5,384)	(7,416)

Reclassification to profit or loss	16,982	433	2,829

Total before tax	1,950	(4,951)	(4,587)

Tax expense or (benefit)	(598)	656	1,203

Net of tax	1,352	(4,295)	(3,384)

Exchange differences on translating foreign operations

Amount incurred during the year	441,943	(78,193)	415,503

Reclassification to profit or loss	463	(1,073)	8,857

Total before tax	442,406	(79,266)	424,360

Tax expense or (benefit)	-	-	-

Net of tax	442,406	(79,266)	424,360

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2024	2025	2026

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	4,735	(337)	(23,378)

Reclassification to profit or loss	-	-	358

Total before tax	4,735	(337)	(23,020)

Tax expense or (benefit)	-	-	1,738

Net of tax	4,735	(337)	(21,282)

Other comprehensive income from discontinued operations

Amount incurred during the year	(191,775)	(188,264)	(59,771)

Reclassification to profit or loss	(4,713)	4,537	1,451,335

Total before tax	(196,488)	(183,727)	1,391,564

Tax expense or (benefit)	54,965	69,827	16,343

Net of tax	(141,523)	(113,900)	1,407,907

Total	306,970	(197,798)	1,807,601

Total other comprehensive income	279,644	(200,657)	1,825,521